Income Taxes - Schedule of Reconciliation of Statutory Federal Income Tax Rate (Details) (10-K)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal income tax benefit at statutory rate	21.00%	21.00%
State income tax benefit, net of federal impact	7.00%	6.00%
Permanent differences	(0.60%)	(0.80%)
Income passed through to non-controlling interests	0.00%	(4.10%)
Change in effective rate	(3.00%)	(9.80%)
Other	(0.10%)	(0.90%)
Change in valuation allowance	(24.30%)	(13.10%)
Effective income tax rate	0.00%	(1.70%)